UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter J. Gavey
Title:    Chief Compliance Officer
Phone:    203-655-6272


Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                August 14, 2007
------------------------    -----------------------     ------------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name


     -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total: $ 340,200
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                                                    FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2          COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                TITLE                           VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS           CUSIP       (x1000)   PRN AMT   PRN CALL  DISCRETION  MGRS   SOLE   SHARED   NONE
--------------                  --------           -----       -------   -------   --- ----  ----------  ----   ----   ------   ----
ALLIANT TECHSYSTEMS INC         COM                018804104   13735      138532   SH        SOLE               SOLE
AMPHENOL CORP NEW               CL A               032095101   18230      511360   SH        SOLE               SOLE
ANIXTER INTL INC                COM                035290105    4971       66100   SH        SOLE               SOLE
BEACON ROOFING SUPPLY INC       COM                073685109    8238      484891   SH        SOLE               SOLE
BERKSHIRE HATHAWAY INC DEL      CL A               084670108   39411         360   SH        SOLE               SOLE
CARPENTER TECHNOLOGY CORP       COM                144285103   11211       86033   SH        SOLE               SOLE
CASUAL MALE RETAIL GRP INC      COM                148711104    4797      474941   SH        SOLE               SOLE
CIRCOR INTL INC                 COM                17273K109    4339      107317   SH        SOLE               SOLE
CONNECTICUT LIGHT AND POWER CO  PREFERRED STOCKS   207597626     316        8575   SH        SOLE               SOLE
COPART INC                      COM                217204106   11901      389061   SH        SOLE               SOLE
CREDIT ACCEP CORP MICH          COM                225310101   19232      716812   SH        SOLE               SOLE
CROWN MEDIA HLDGS INC           CL A               228411104    1943      269814   SH        SOLE               SOLE
DEVON ENERGY CORP NEW           COM                25179M103    3148       40213   SH        SOLE               SOLE
DISCOVERY HOLDING CO            CL A COM           25468Y107   11175      486082   SH        SOLE               SOLE
EXACT SCIENCES CORP             COM                30063P105    1757      608016   SH        SOLE               SOLE
GENESEE & WYO INC               CL A               371559105   12841      430314   SH        SOLE               SOLE
HARMAN INTL INDS INC            COM                413086109    9606       82241   SH        SOLE               SOLE
KINETIC CONCEPTS INC            COM NEW            49460W208    3770       72540   SH        SOLE               SOLE
LABORATORY CORP AMER HLDGS      COM NEW            50540R409   16372      209196   SH        SOLE               SOLE
LIBERTY GLOBAL INC              COM SER A          530555101    9731      237109   SH        SOLE               SOLE
LIBERTY GLOBAL INC              COM SER C          530555309    9364      238272   SH        SOLE               SOLE
LIONBRIDGE TECHNOLOGIES INC     COM                536252109    6062     1029180   SH        SOLE               SOLE
MEDCO HEALTH SOLUTIONS INC      COM                58405U102   18789      240916   SH        SOLE               SOLE
MOBILE MINI INC                 COM                60740F105     730       25000   SH        SOLE               SOLE
PECO ENERGY CO                  PREFERRED STOCKS   693304404     313        3800   SH        SOLE               SOLE
PENN TREATY AMERN CORP          COM NEW            707874400    1122      196222   SH        SOLE               SOLE
PETSMART INC                    COM                716768106   13265      408785   SH        SOLE               SOLE
POWERWAVE TECHNOLOGIES INC      COM                739363109    1180      176171   SH        SOLE               SOLE
QUANEX CORP                     COM                747620102    2055       42200   SH        SOLE               SOLE
SAIC INC                        COM                78390X101     633       35057   SH        SOLE               SOLE
SEALED AIR CORP NEW             COM                81211K100    9268      298784   SH        SOLE               SOLE
SEI INVESTMENTS CO              COM                784117103   12509      430754   SH        SOLE               SOLE
SLM CORP                        COM                78442P106    9226      160236   SH        SOLE               SOLE
STANCORP FINL GROUP INC         COM                852891100    2369       45140   SH        SOLE               SOLE
STEINWAY MUSICAL INSTRS INC     COM                858495104     829       23977   SH        SOLE               SOLE
TEKTRONIX INC                   COM                879131100    7770      230278   SH        SOLE               SOLE
VALUEVISION MEDIA INC           CL A               92047K107    9389      829458   SH        SOLE               SOLE
VICOR CORP                      COM                925815102   17569     1327992   SH        SOLE               SOLE
ZEBRA TECHNOLOGIES CORP         CL A               989207105   11034      284815   SH        SOLE               SOLE





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